Inventories Related to Real Estate Business (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Inventories Related to Real Estate Business

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Land and buildings held for sale	$678,080	$666,665	$21,772
Construction in progress	3,023,070	3,001,811	98,035
Land held for construction	1,787,526	—	—

	$5,488,676	$3,668,476	$119,807